Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 51,000	$ 29,000	$ 185,000	$ 113,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	120,000		132,000
Operating Leases, Future Minimum Payments, Due in Two Years	154,000		72,000
Operating Leases, Future Minimum Payments, Due in Three Years	147,000		62,000
Operating Leases, Future Minimum Payments, Due in Four Years	145,000		58,000
Operating Leases, Future Minimum Payments, Due in Five Years	90,000
Operating Leases, Rent Expense, Sublease Rentals			37,000	50,000
Operating Leases, Future Minimum Payments, Due Thereafter	77,000
Texas Railroad Commission [Member]
Commitments and Contingencies Disclosure [Line Items]
Letters of Credit Outstanding, Amount	$ 50,000		$ 50,000